Allowance for Loan Losses (Changes in Allowance for Loan Losses, Allowance for Loan Losses and Loans Outstanding Disaggregated on Basis of Impairment Method, by Portfolio Segment) (Detail) - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		¥ 307,201	¥ 309,902	¥ 479,673
Provision (credit) for loan losses		156,200	32,459	(126,362)
Charge-offs		(44,358)	(47,524)	(55,862)
Recoveries		27,916	14,103	15,220
Net charge-offs		(16,442)	(33,421)	(40,642)
Others	[1]	(6,104)	(1,739)	(2,767)
Balance at end of fiscal year		440,855	307,201	309,902
Allowance for loan losses of which individually evaluated for impairment		239,088	150,527
Allowance for loan losses of which collectively evaluated for impairment		201,767	156,674
Loans	[2]	87,677,169	82,952,090
Loans of which individually evaluated for impairment		1,034,676	615,098
Loans of which collectively evaluated for impairment		86,642,493	82,336,992
Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		252,903	249,072	407,327
Provision (credit) for loan losses		155,576	31,693	(123,470)
Charge-offs		(33,971)	(39,728)	(44,621)
Recoveries		26,155	11,019	12,924
Net charge-offs		(7,816)	(28,709)	(31,697)
Others	[1]	(5,454)	847	(3,088)
Balance at end of fiscal year		395,209	252,903	249,072
Allowance for loan losses of which individually evaluated for impairment		231,941	139,472
Allowance for loan losses of which collectively evaluated for impairment		163,268	113,431
Loans	[2]	71,840,922	66,804,088
Loans of which individually evaluated for impairment		971,153	539,893
Loans of which collectively evaluated for impairment		70,869,769	66,264,195
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		23,230	28,192	36,923
Provision (credit) for loan losses		760	(2,658)	(7,427)
Charge-offs		(3,840)	(2,856)	(2,118)
Recoveries		700	552	814
Net charge-offs		(3,140)	(2,304)	(1,304)
Balance at end of fiscal year		20,850	23,230	28,192
Allowance for loan losses of which individually evaluated for impairment		1,704	2,122
Allowance for loan losses of which collectively evaluated for impairment		19,146	21,108
Loans	[2]	10,112,617	10,596,994
Loans of which individually evaluated for impairment		19,279	20,886
Loans of which collectively evaluated for impairment		10,093,338	10,576,108
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of fiscal year		31,068	32,638	35,423
Provision (credit) for loan losses		(136)	3,424	4,535
Charge-offs		(6,547)	(4,940)	(9,123)
Recoveries		1,061	2,532	1,482
Net charge-offs		(5,486)	(2,408)	(7,641)
Others	[1]	(650)	(2,586)	321
Balance at end of fiscal year		24,796	31,068	¥ 32,638
Allowance for loan losses of which individually evaluated for impairment		5,443	8,933
Allowance for loan losses of which collectively evaluated for impairment		19,353	22,135
Loans	[2]	5,723,630	5,551,008
Loans of which individually evaluated for impairment		44,244	54,319
Loans of which collectively evaluated for impairment		¥ 5,679,386	¥ 5,496,689

[1]	Others includes primarily foreign exchange translation.
[2]	Amounts represent loan balances before deducting unearned income and deferred loan fees.